Schedule of components of deferred tax assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Accrued employee benefits	$ 50,244	$ 41,582
Unrealized foreign exchange (gain) loss	2,148	(1,264)
Depreciation		(5,031)
Operating right of use assets and lease liabilities		5,692
Accumulated tax loss	514,166	347,990
Provision for bad debt
Valuation allowance for deferred tax asset	(566,558)	(388,969)
Net deferred tax asset